American Century Investment Trust

PROSPECTUS SUPPLEMENT

DIVERSIFIED BOND FUND

Supplement dated September 6, 2007 * Prospectus dated August 1, 2007

SPECIAL MEETING OF SHAREHOLDERS

At a Special Meeting of Shareholders held July 27, 2007, shareholders of the fund approved a change to the Advisor Class fee structure. The fee structure change will result in a decrease of 25 basis points (0.25%) in the Rule 12b-1 fee and a simultaneous increase of 25 basis points in the unified management fee, resulting in no change to the total expense ratio of the class. In addition, the fund's A Class will combine into the Advisor Class. The Advisor
Class will be renamed A Class and will become subject to a maximum 4.50%
front-end sales load.

THE FOLLOWING CHANGES ARE EFFECTIVE SEPTEMBER 4, 2007.

THE A CLASS AVERAGE ANNUAL TOTAL RETURNS TABLE ON PAGE 4 OF THE PROSPECTUS IS
DELETED. THE FOLLOWING REPLACES THE ADVISOR CLASS AVERAGE ANNUAL TOTAL RETURNS
TABLE ON PAGE 5 OF THE PROSPECTUS:

A CLASS(1)
FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2006  1 YEAR  5 YEARS  LIFE OF CLASS(2)
--------------------------------------------------------------------------------
Return Before Taxes                            -1.08%  3.07%    2.87%
Citigroup US Broad Investment-Grade
Bond Index(3)                                  4.33%   5.10%    4.90%(4)
   (reflects no deduction for fees,
   expenses or taxes)
Lehman Brothers U. S. Aggregate Index          4.33%   5.06%    4.84%(4)
   (reflects no deduction for fees,
   expenses or taxes)
--------------------------------------------------------------------------------

(1)  PRIOR TO SEPTEMBER 4, 2007, THE A CLASS WAS REFERRED TO AS THE ADVISOR
     CLASS. PERFORMANCE PRIOR TO THAT DATE HAS BEEN RESTATED TO REFLECT THE A
     CLASS SALES CHARGE.

(2)  THE INCEPTION DATE FOR THE A CLASS IS DECEMBER 2, 2001. ONLY CLASSES
     WITH PERFORMANCE HISTORY FOR LESS THAN 10 YEARS SHOW RETURNS FOR LIFE OF
     CLASS.

(3)  IN SEPTEMBER 2006, THE FUND'S BENCHMARK CHANGED FROM THE LEHMAN
     BROTHERS U.S. AGGREGATE INDEX TO THE CITIGROUP US BROAD INVESTMENT-GRADE
     BOND INDEX. THE FUND'S INVESTMENT ADVISOR BELIEVES THIS INDEX BETTER
     REFLECTS THE INVESTMENT PROCESS AND CONSTRAINTS OF THE FUND.

(4)  SINCE NOVEMBER 30, 2001, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR
     WHICH DATA IS AVAILABLE.

THE COLUMN FOR THE ADVISOR CLASS IS DELETED FROM THE SHAREHOLDER FEES TABLE ON
PAGE 7 OF THE PROSPECTUS.

THE ROW FOR THE ADVISOR CLASS IS DELETED FROM THE ANNUAL FUND OPERATING EXPENSES
TABLE ON PAGE 7 OF THE PROSPECTUS.

THE FOLLOWING REPLACES FOOTNOTES 2 AND 3 TO THE ANNUAL FUND OPERATING EXPENSES
TABLE ON PAGE 7 OF THE PROSPECTUS:

(2)  THE 12B-1 FEE IS DESIGNED TO PERMIT INVESTORS TO PURCHASE SHARES
     THROUGH BROKER-DEALERS, BANKS, INSURANCE COMPANIES AND OTHER FINANCIAL
     INTERMEDIARIES. THE FEE MAY BE USED TO COMPENSATE SUCH FINANCIAL
     INTERMEDIARIES FOR DISTRIBUTION AND OTHER SHAREHOLDER SERVICES. FOR MORE
     INFORMATION, SEE Multiple Class Information AND Service, Distribution and
     Administrative Fees, PAGE 31.

(3)  OTHER EXPENSES, WHICH INCLUDE THE FEES AND EXPENSES OF THE FUND'S
     INDEPENDENT TRUSTEES AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST, WERE
     LESS THAN 0.005% FOR THE MOST RECENT FISCAL YEAR.

THE ROWS FOR THE ADVISOR CLASS ARE DELETED FROM THE EXAMPLE TABLES ON PAGE 8 OF
THE PROSPECTUS.

THE COLUMN FOR THE ADVISOR CLASS IS DELETED FROM THE MANAGEMENT FEES PAID TABLE
ON PAGE 13 OF THE PROSPECTUS.

THE FOLLOWING REPLACES THE FIRST PARAGRAPH UNDER INVESTING THROUGH A FINANCIAL
INTERMEDIARY ON PAGE 18 OF THE PROSPECTUS:

The fund's A, C and R Classes are intended for purchase by participants in employer-sponsored retirement plans. Additionally, the fund's A, B and C Classes are intended for persons purchasing shares through FINANCIAL INTERMEDIARIES that provide various administrative and distribution services. For more information regarding employer-sponsored retirement plan types, please see BUYING AND
SELLING FUND SHARES in the statement of additional information.

THE FOLLOWING REPLACES THE TABLE ON PAGE 18 OF THE PROSPECTUS:

A CLASS                                 B CLASS
-------------------------------------------------------------------------------
Initial sales charge(1)                 No initial sales charge
-------------------------------------------------------------------------------
Generally no contingent deferred        Contingent deferred sales charge
sales charge(2)                         on redemptions within six years
-------------------------------------------------------------------------------
12b-1 fee of 0.25%                      12b-1 fee of 1.00%
-------------------------------------------------------------------------------
No conversion feature                   Convert to A Class shares eight
                                        years after purchase
-------------------------------------------------------------------------------
Generally more appropriate              Purchases generally limited to investors
for long-term investors                 whose aggregate investments in American
                                        Century funds are less than $50,000;
                                        generally offered through financial
                                        intermediaries(3)
-------------------------------------------------------------------------------

C CLASS                                 R CLASS
-------------------------------------------------------------------------------
No initial sales charge                 No initial sales charge
-------------------------------------------------------------------------------
Contingent deferred sales charge        No contingent deferred sales charge
on redemptions within 12 months
-------------------------------------------------------------------------------
12b-1 fee of 1.00%                      12b-1 fee of 0.50%
-------------------------------------------------------------------------------
No conversion feature                   No conversion feature
-------------------------------------------------------------------------------
Purchases generally limited to          Generally offered through employer-
investors whose aggregate investments   sponsored retirement plans and
in American Century funds are less      other fee-based arrangements(4)
than $1,000,000; generally more
appropriate for short-term investors
--------------------------------------------------------------------------------

(1)  THE SALES CHARGE FOR A CLASS SHARES DECREASES DEPENDING ON THE SIZE OF
     YOUR INVESTMENT, AND MAY BE WAIVED FOR SOME PURCHASES. THERE IS NO SALES
     CHARGE FOR PURCHASES OF $1,000,000 OR MORE.

(2)  A CONTINGENT DEFERRED SALES CHARGE (CDSC) OF 1.00% WILL BE CHARGED ON
     CERTAIN PURCHASES OF $1,000,000 OR MORE THAT ARE REDEEMED WITHIN ONE YEAR
     OF PURCHASE.

(3)  INVESTORS IN SIMPLE IRA PLANS, SEP IRA PLANS AND SARSEP PLANS
     ESTABLISHED PRIOR TO AUGUST 1, 2006, MAY MAKE ADDITIONAL PURCHASES. THIS
     CLASS IS NOT AVAILABLE FOR NEW EMPLOYER-SPONSORED RETIREMENT PLAN ACCOUNTS.

(4)  IRA ACCOUNTS IN R CLASS SHARES ESTABLISHED THROUGH FINANCIAL
     INTERMEDIARIES PRIOR TO AUGUST 1, 2006, MAY MAKE ADDITIONAL PURCHASES.

THE FOLLOWING REPLACES THE REDUCTIONS AND WAIVERS OF SALES CHARGES FOR A CLASS
SECTION ON PAGES 19 AND 20 OF THE PROSPECTUS:

Reductions and Waivers of Sales Charges for A Class

You may qualify for a reduction or waiver of certain sales charges, but you or your financial professional must provide certain information, including the account numbers of any accounts to be aggregated, to American Century at the time of purchase in order to take advantage of such reduction or waiver. If you hold assets among multiple intermediaries, it is your responsibility to inform your intermediary and/or American Century at the time of purchase of any accounts to be aggregated.

You and your immediate family (your spouse and your children under the age of
21) may combine investments in any share class of any American Century fund
(excluding 529 account assets and certain assets in money market accounts) to reduce your A Class sales charge in the following ways:

ACCOUNT AGGREGATION. Investments made by you and your immediate family may be aggregated at each account's current market value if made for your own account(s) and/or certain other accounts, such as:

*  Certain trust accounts

*  Solely controlled business accounts

*  Single-participant retirement plans

*  Endowments or foundations established and controlled by you or an immediate family member

For purposes of aggregation, only investments made through individual-level accounts may be combined. Assets held in multiple participant employer-sponsored retirement plans may be aggregated at a plan level.

CONCURRENT PURCHASES. You may combine simultaneous purchases in any share class of any American Century fund to qualify for a reduced A Class sales charge.

RIGHTS OF ACCUMULATION. You may take into account the current value of your existing holdings, less any commissionable shares in the money market funds, in any share class of any American Century fund to qualify for a reduced A Class sales charge.

LETTER OF INTENT. A Letter of Intent allows you to combine all non-money market fund purchases of any share class of any American Century fund you intend to make over a 13-month period to determine the applicable sales charge. At your request, existing holdings may be combined with new purchases and sales charge amounts may be adjusted for purchases made within 90 days prior to our receipt of the Letter of Intent. Capital appreciation, capital gains and reinvested dividends earned during the Letter of Intent period do not apply toward its completion. A portion of your account will be held in escrow to cover additional
A Class sales charges that will be due if your total investments over the
13-month period do not qualify for the applicable sales charge reduction.

WAIVERS FOR CERTAIN INVESTORS. The sales charge on A Class shares may be waived for:

*  Purchases by registered representatives and other employees of certain financial intermediaries (and their immediate family members) having selling agreements with the advisor or distributor

*  Broker-dealer sponsored wrap program accounts and/or fee-based accounts maintained for clients of certain financial intermediaries who have entered into selling agreements with American Century

*  Present or former officers, directors and employees (and their families)
   of American Century

*  Employer-sponsored retirement plan purchases. For plans under $1 million in assets, purchases with sales charges are allowed, but may be subject to the retirement plan recordkeeper's policies. Refer to BUYING AND SELLING FUND
   SHARES in the statement of additional information

*  IRA Rollovers from any American Century fund held in an employer-sponsored retirement plan

*  Shares purchased in accounts that held Advisor Class shares of this fund prior to September 4, 2007

*  Certain other investors as deemed appropriate by American Century

THE FOLLOWING IS INSERTED AS THE LAST PARAGRAPH UNDER B CLASS ON PAGE 20 OF THE
PROSPECTUS:

American Century generally limits purchases of B Class shares to investors whose aggregate investments in American Century funds are less than $50,000. However, it is your responsibility to inform your financial intermediary and/or American
Century at the time of purchase of any accounts to be aggregated, including investments in any share class of any American Century fund (excluding 529 account assets and certain assets in money market accounts) in accounts held by you and your immediate family members (your spouse and children under the age of
21). Once you reach this limit, you should work with your financial intermediary to determine what share class is most appropriate for additional purchases.

THE FOLLOWING IS INSERTED AS THE LAST PARAGRAPH UNDER C CLASS ON PAGE 21 OF THE
PROSPECTUS:

American Century generally limits purchases of C Class shares to investors whose aggregate investments in American Century funds are less than $1,000,000.
However, it is your responsibility to inform your financial intermediary and/or
American Century at the time of purchase of any accounts to be aggregated, including investments in any share class of any American Century fund (excluding
529 account assets and certain assets in money market accounts) in accounts held by you and your immediate family members (your spouse and children under the age of 21). Once you reach this limit, you should work with your financial intermediary to determine what share class is most appropriate for additional purchases.

THE FOLLOWING REPLACES THE SECOND TO THE LAST BULLET UNDER THE CDSC WAIVERS
SECTION ON PAGE 21 OF THE PROSPECTUS:

*  IRA Rollovers from any American Century fund held in an employer-sponsored retirement plan, for A Class shares only

THE FOLLOWING REPLACES THE FIRST SENTENCE UNDER REINSTATEMENT PRIVILEGE ON PAGE
21 OF THE PROSPECTUS:

Within 90 days of a redemption of any A or B Class shares, you may reinvest all of the redemption proceeds in A Class shares of any American Century fund at the then-current net asset value without paying an initial sales charge.

THE FOLLOWING REPLACES THE FIRST SENTENCE UNDER EXCHANGING SHARES ON PAGE 22 OF
THE PROSPECTUS:

You may exchange shares of the fund for shares of the same class of another
American Century fund without a sales charge if you meet the following criteria:

THE FOLLOWING REPLACES THE FIRST PARAGRAPH UNDER MULTIPLE CLASS INFORMATION ON
PAGE 31 OF THE PROSPECTUS:

American Century offers the following classes of shares of the fund: Investor
Class, Institutional Class, A Class, B Class, C Class and R Class.

THE FOLLOWING REPLACES THE FIRST PARAGRAPH UNDER THE SERVICE, DISTRIBUTION AND
ADMINISTRATIVE FEES SECTION ON PAGE 31 OF THE PROSPECTUS:

Service, Distribution and Administrative Fees

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. Each class, except the Investor Class and Institutional Class, offered by this prospectus has a 12b-1 plan. The plans provide for the fund to pay annual fees of 0.25% for A Class, 1.00% for B and C Class, and 0.50% for R
Class to the distributor for distribution and individual shareholder services, including past distribution services. The distributor pays all or a portion of such fees to the financial intermediaries that make the classes available.
Because these fees may be used to pay for services that are not related to prospective sales of the fund, each class will continue to make payments under its plan even if it is closed to new investors. Because these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.
The higher fees for B and C Class shares may cost you more over time than paying the initial sales charge for A Class shares. For additional information about the plans and their terms, see MULTIPLE CLASS STRUCTURE in the statement of additional information.

THE FINANCIAL HIGHLIGHTS ON PAGE 36 OF THE PROSPECTUS ARE DELETED.

IN THE FINANCIAL HIGHLIGHTS ON PAGE 40 OF THE PROSPECTUS THE REFERENCES TO
ADVISOR CLASS SHOULD BE REPLACED WITH A CLASS.

THE FOLLOWING REPLACES THE TABLE ON THE BACK COVER OF THE PROSPECTUS:

FUND REFERENCE                FUND CODE         TICKER         NEWSPAPER LISTING
--------------------------------------------------------------------------------
Diversified Bond Fund
  Investor Class                149               ADFIX          DivBnd
--------------------------------------------------------------------------------
  Institutional Class           349               ACBPX          DivBnd
--------------------------------------------------------------------------------
  A Class                       749               ADFAX          DivBnd
--------------------------------------------------------------------------------
  B Class                       319               CDBBX          DivBnd
--------------------------------------------------------------------------------
  C Class                       449               CDBCX          DivBnd
--------------------------------------------------------------------------------
  R Class                       239               ADVRX          DivBnd
--------------------------------------------------------------------------------

American Century Investment Services, Inc., Distributor

©2007 American Century Proprietary Holdings, Inc. All rights reserved.
The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-56680 0709

American Century Investment Trust

PROSPECTUS SUPPLEMENT

HIGH-YIELD FUND

Supplement dated September 6, 2007 * Prospectus dated August 1, 2007

SPECIAL MEETING OF SHAREHOLDERS

At a Special Meeting of Shareholders held July 27, 2007, shareholders of the fund approved a change to the Advisor Class fee structure. The fee structure change will result in a decrease of 25 basis points (0.25%) in the Rule 12b-1 fee and a simultaneous increase of 25 basis points in the unified management fee, resulting in no change to the total expense ratio of the class. In addition, the fund's A Class will combine into the Advisor Class. The Advisor
Class will be renamed A Class and will become subject to a maximum 4.50%
front-end sales load.

THE FOLLOWING CHANGES ARE EFFECTIVE SEPTEMBER 4, 2007.

THE A CLASS AVERAGE ANNUAL TOTAL RETURNS TABLE ON PAGE 4 OF THE PROSPECTUS IS
DELETED. THE FOLLOWING REPLACES THE ADVISOR CLASS AVERAGE ANNUAL TOTAL RETURNS
TABLE ON PAGE 6 OF THE PROSPECTUS:

A CLASS(1)
FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2006      1 YEAR      LIFE OF CLASS(2)
--------------------------------------------------------------------------------
Return Before Taxes                                3.02%(3)    6.96%(3)
CSFB High Yield Index II                           11.93%      11.42%(4)
   (reflects no deduction for fees,
   expenses or taxes)
Merrill Lynch US High Yield Master II -
Constrained Index(5)                               10.76%      10.48%(4)
   (reflects no deduction for fees,
   expenses or taxes)
--------------------------------------------------------------------------------

(1)  PRIOR TO SEPTEMBER 4, 2007, THE A CLASS WAS REFERRED TO AS THE ADVISOR
     CLASS. PERFORMANCE PRIOR TO THAT DATE HAS BEEN RESTATED TO REFLECT THE A
     CLASS SALES CHARGE.

(2)  THE INCEPTION DATE FOR THE A CLASS IS MARCH 8, 2002.

(3)  RETURN WOULD HAVE BEEN LOWER IF A PORTION OF THE CLASS'S MANAGEMENT
     AND DISTRIBUTION AND SERVICE FEES HAD NOT BEEN WAIVED.

(4)  SINCE FEBRUARY 28, 2002, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR
     WHICH DATA IS AVAILABLE.

(5)  IN SEPTEMBER 2006, THE FUND'S BENCHMARK CHANGED FROM CSFB HIGH YIELD
     INDEX II TO THE MERRILL LYNCH US HIGH YIELD MASTER II - CONSTRAINED INDEX.
     THE FUND'S INVESTMENT ADVISOR BELIEVES THIS INDEX BETTER REFLECTS THE
     INVESTMENT PROCESS AND CONSTRAINTS OF THE FUND.

THE COLUMN FOR THE ADVISOR CLASS IS DELETED FROM THE SHAREHOLDER FEES TABLE ON
PAGE 7 OF THE PROSPECTUS.

THE ROW FOR THE ADVISOR CLASS IS DELETED FROM THE ANNUAL FUND OPERATING EXPENSES
TABLE ON PAGE 8 OF THE PROSPECTUS.

THE FOLLOWING REPLACES FOOTNOTES 2, 3 AND 4 TO THE ANNUAL FUND OPERATING
EXPENSES TABLE ON PAGE 8 OF THE PROSPECTUS:

(2)  EFFECTIVE AUGUST 1, 2007, AMERICAN CENTURY WAIVED A PORTION OF THE
     FUND'S MANAGEMENT FEE. TAKING INTO ACCOUNT THIS WAIVER, THE MANAGEMENT FEE
     AND TOTAL ANNUAL FUND OPERATING EXPENSES FOR INVESTOR CLASS WILL BE 0.80%
     AND 0.80%, RESPECTIVELY; THE MANAGEMENT FEE AND TOTAL ANNUAL FUND OPERATING
     EXPENSES FOR INSTITUTIONAL CLASS WILL BE 0.60% AND 0.60%, RESPECTIVELY; THE
     MANAGEMENT FEE AND TOTAL ANNUAL FUND OPERATING EXPENSES FOR A CLASS WILL BE
     0.80% AND 1.05%, RESPECTIVELY; THE MANAGEMENT FEE AND TOTAL ANNUAL FUND
     OPERATING EXPENSES FOR B CLASS WILL BE 0.80% AND 1.80%, RESPECTIVELY; THE
     MANAGEMENT FEE AND TOTAL ANNUAL FUND OPERATING EXPENSES FOR C CLASS WILL BE
     0.80% AND 1.80%, RESPECTIVELY; AND THE MANAGEMENT FEE AND TOTAL ANNUAL FUND
     OPERATING EXPENSES FOR R CLASS WILL BE 0.80% AND 1.30%, RESPECTIVELY. THIS
     FEE WAIVER IS VOLUNTARY AND MAY BE REVISED OR TERMINATED AT ANY TIME BY
     AMERICAN CENTURY WITHOUT NOTICE.

(3)  THE 12B-1 FEE IS DESIGNED TO PERMIT INVESTORS TO PURCHASE SHARES
     THROUGH BROKER-DEALERS, BANKS, INSURANCE COMPANIES AND OTHER FINANCIAL
     INTERMEDIARIES. THE FEE MAY BE USED TO COMPENSATE SUCH FINANCIAL
     INTERMEDIARIES FOR DISTRIBUTION AND OTHER SHAREHOLDER SERVICES. FOR MORE
     INFORMATION, SEE Multiple Class Information AND Service, Distribution and
     Administrative Fees, PAGE 31.

(4)  OTHER EXPENSES, WHICH INCLUDE THE FEES AND EXPENSES OF THE FUND'S
     INDEPENDENT TRUSTEES AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST, WERE
     LESS THAN 0.005% FOR THE MOST RECENT FISCAL YEAR.

THE ROWS FOR THE ADVISOR CLASS ARE DELETED FROM THE EXAMPLE TABLES ON PAGE 9 OF
THE PROSPECTUS.

THE COLUMN FOR THE ADVISOR CLASS IS DELETED FROM THE MANAGEMENT FEES PAID TABLE
ON PAGE 14 OF THE PROSPECTUS.

THE FOLLOWING REPLACES THE FIRST PARAGRAPH UNDER INVESTING THROUGH A FINANCIAL
INTERMEDIARY ON PAGE 18:

The fund's A, C and R Classes are intended for purchase by participants in employer-sponsored retirement plans. Additionally, the fund's A, B and C Classes are intended for persons purchasing shares through FINANCIAL INTERMEDIARIES that provide various administrative and distribution services. For more information regarding employer-sponsored retirement plan types, please see BUYING AND
SELLING FUND SHARES in the statement of additional information.

THE FOLLOWING REPLACES THE TABLE ON PAGE 18 OF THE PROSPECTUS:

A CLASS                           B CLASS
--------------------------------------------------------------------------------
Initial sales charge(1)           No initial sales charge
--------------------------------------------------------------------------------
Generally no contingent deferred  Contingent deferred sales charge
sales charge(2)                   on redemptions within six years
--------------------------------------------------------------------------------
12b-1 fee of 0.25%                12b-1 fee of 1.00%
--------------------------------------------------------------------------------
No conversion feature             Convert to A Class shares eight
                                  years after purchase
--------------------------------------------------------------------------------
Generally more appropriate for    Purchases generally limited to investors
long-term investors               whose aggregate investments in American
                                  Century funds are less than $50,000; generally
                                  offered through financial intermediaries(3)
--------------------------------------------------------------------------------

C CLASS                           R CLASS
--------------------------------------------------------------------------------
No initial sales charge           No initial sales charge
--------------------------------------------------------------------------------
Contingent deferred sales charge  No contingent deferred sales charge on redemptions within 12 months
--------------------------------------------------------------------------------
12b-1 fee of 1.00%                12b-1 fee of 0.50%
--------------------------------------------------------------------------------
No conversion feature             No conversion feature
--------------------------------------------------------------------------------
Purchases generally limited to    Generally offered through employer-
investors whose aggregate         sponsored retirement plans
investments in American Century   and other fee-based arrangements(4)
funds are less than $1,000,000;
generally more appropriate for
short-term investors
--------------------------------------------------------------------------------

(1)  THE SALES CHARGE FOR A CLASS SHARES DECREASES DEPENDING ON THE SIZE OF
     YOUR INVESTMENT, AND MAY BE WAIVED FOR SOME PURCHASES. THERE IS NO SALES
     CHARGE FOR PURCHASES OF $1,000,000 OR MORE.

(2)  A CONTINGENT DEFERRED SALES CHARGE (CDSC) OF 1.00% WILL BE CHARGED ON
     CERTAIN PURCHASES OF $1,000,000 OR MORE THAT ARE REDEEMED WITHIN ONE YEAR
     OF PURCHASE.

(3)  INVESTORS IN SIMPLE IRA PLANS, SEP IRA PLANS AND SARSEP PLANS
     ESTABLISHED PRIOR TO AUGUST 1, 2006, MAY MAKE ADDITIONAL PURCHASES. THIS
     CLASS IS NOT AVAILABLE FOR NEW EMPLOYER-SPONSORED RETIREMENT PLAN ACCOUNTS.

(4)  IRA ACCOUNTS IN R CLASS SHARES ESTABLISHED THROUGH FINANCIAL
     INTERMEDIARIES PRIOR TO AUGUST 1, 2006, MAY MAKE ADDITIONAL PURCHASES.

THE FOLLOWING REPLACES THE REDUCTIONS AND WAIVERS OF SALES CHARGES FOR A CLASS
SECTION ON PAGES 19 AND 20 OF THE PROSPECTUS:

Reductions and Waivers of Sales Charges for A Class

You may qualify for a reduction or waiver of certain sales charges, but you or your financial professional must provide certain information, including the account numbers of any accounts to be aggregated, to American Century at the time of purchase in order to take advantage of such reduction or waiver. If you hold assets among multiple intermediaries, it is your responsibility to inform your intermediary and/or American Century at the time of purchase of any accounts to be aggregated.

You and your immediate family (your spouse and your children under the age of
21) may combine investments in any share class of any American Century fund
(excluding 529 account assets and certain assets in money market accounts) to reduce your A Class sales charge in the following ways:

ACCOUNT AGGREGATION. Investments made by you and your immediate family may be aggregated at each account's current market value if made for your own account(s) and/or certain other accounts, such as:

*  Certain trust accounts

*  Solely controlled business accounts

*  Single-participant retirement plans

*  Endowments or foundations established and controlled by you or an immediate family member

For purposes of aggregation, only investments made through individual-level accounts may be combined. Assets held in multiple participant employer-sponsored retirement plans may be aggregated at a plan level.

CONCURRENT PURCHASES. You may combine simultaneous purchases in any share class of any American Century fund to qualify for a reduced A Class sales charge.

RIGHTS OF ACCUMULATION. You may take into account the current value of your existing holdings, less any commissionable shares in the money market funds, in any share class of any American Century fund to qualify for a reduced A Class sales charge.

LETTER OF INTENT. A Letter of Intent allows you to combine all non-money market fund purchases of any share class of any American Century fund you intend to make over a 13-month period to determine the applicable sales charge. At your request, existing holdings may be combined with new purchases and sales charge amounts may be adjusted for purchases made within 90 days prior to our receipt of the Letter of Intent. Capital appreciation, capital gains and reinvested dividends earned during the Letter of Intent period do not apply toward its completion. A portion of your account will be held in escrow to cover additional
A Class sales charges that will be due if your total investments over the
13-month period do not qualify for the applicable sales charge reduction.

WAIVERS FOR CERTAIN INVESTORS. The sales charge on A Class shares may be waived for:

*  Purchases by registered representatives and other employees of certain financial intermediaries (and their immediate family members) having selling agreements with the advisor or distributor

*  Broker-dealer sponsored wrap program accounts and/or fee-based accounts maintained for clients of certain financial intermediaries who have entered into selling agreements with American Century

*  Present or former officers, directors and employees (and their families)
   of American Century

*  Employer-sponsored retirement plan purchases. For plans under $1 million in assets, purchases with sales charges are allowed, but may be subject to the retirement plan recordkeeper's policies. Refer to BUYING AND SELLING FUND
   SHARES in the statement of additional information

*  IRA Rollovers from any American Century fund held in an employer-sponsored retirement plan

*  Shares purchased in accounts that held Advisor Class shares of this fund prior to September 4, 2007

*  Certain other investors as deemed appropriate by American Century

THE FOLLOWING IS INSERTED AS THE LAST PARAGRAPH UNDER B CLASS ON PAGE 20 OF THE
PROSPECTUS:

American Century generally limits purchases of B Class shares to investors whose aggregate investments in American Century funds are less than $50,000. However, it is your responsibility to inform your financial intermediary and/or American
Century at the time of purchase of any accounts to be aggregated, including investments in any share class of any American Century fund (excluding 529 account assets and certain assets in money market accounts) in accounts held by you and your immediate family members (your spouse and children under the age of
21). Once you reach this limit, you should work with your financial intermediary to determine what share class is most appropriate for additional purchases.

THE FOLLOWING IS INSERTED AS THE LAST PARAGRAPH UNDER C CLASS ON PAGE 21 OF THE
PROSPECTUS:

American Century generally limits purchases of C Class shares to investors whose aggregate investments in American Century funds are less than $1,000,000.
However, it is your responsibility to inform your financial intermediary and/or
American Century at the time of purchase of any accounts to be aggregated, including investments in any share class of any American Century fund (excluding
529 account assets and certain assets in money market accounts) in accounts held by you and your immediate family members (your spouse and children under the age of 21). Once you reach this limit, you should work with your financial intermediary to determine what share class is most appropriate for additional purchases.

THE FOLLOWING REPLACES THE SECOND TO THE LAST BULLET UNDER THE CDSC WAIVERS
SECTION ON PAGE 21 OF THE PROSPECTUS:

*  IRA Rollovers from any American Century fund held in an employer-sponsored retirement plan, for A Class shares only

THE FOLLOWING REPLACES THE FIRST SENTENCE UNDER REINSTATEMENT PRIVILEGE ON PAGE
21 OF THE PROSPECTUS:

Within 90 days of a redemption of any A or B Class shares, you may reinvest all of the redemption proceeds in A Class shares of any American Century fund at the then-current net asset value without paying an initial sales charge.

THE FOLLOWING REPLACES THE FIRST SENTENCE UNDER EXCHANGING SHARES ON PAGE 22 OF
THE PROSPECTUS:

You may exchange shares of the fund for shares of the same class of another
American Century fund without a sales charge if you meet the following criteria:

THE FOLLOWING REPLACES THE FIRST PARAGRAPH UNDER MULTIPLE CLASS INFORMATION ON
PAGE 31 OF THE PROSPECTUS:

American Century offers the following classes of shares of the fund: Investor
Class, Institutional Class, A Class, B Class, C Class and R Class.

THE FOLLOWING REPLACES THE FIRST PARAGRAPH UNDER THE SERVICE, DISTRIBUTION AND
ADMINISTRATIVE FEES SECTION ON PAGE 31 OF THE PROSPECTUS:

Service, Distribution and Administrative Fees

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. Each class, except the Investor Class and Institutional Class, offered by this prospectus has a 12b-1 plan. The plans provide for the fund to pay annual fees of 0.25% for A Class, 1.00% for B and C Classes, and 0.50% for R
Class to the distributor for distribution and individual shareholder services, including past distribution services. The distributor pays all or a portion of such fees to the financial intermediaries that make the classes available.
Because these fees may be used to pay for services that are not related to prospective sales of the fund, each class will continue to make payments under its plan even if it is closed to new investors. Because these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.
The higher fees for B and C Class shares may cost you more over time than paying the initial sales charge for A Class shares. For additional information about the plans and their terms, see MULTIPLE CLASS STRUCTURE in the statement of additional information.

THE FINANCIAL HIGHLIGHTS ON PAGE 36 OF THE PROSPECTUS ARE DELETED.

IN THE FINANCIAL HIGHLIGHTS ON PAGE 40 OF THE PROSPECTUS THE REFERENCES TO
ADVISOR CLASS SHOULD BE REPLACED WITH A CLASS.

THE FOLLOWING REPLACES THE TABLE ON THE BACK COVER OF THE PROSPECTUS:

FUND REFERENCE                FUND CODE         TICKER         NEWSPAPER LISTING
--------------------------------------------------------------------------------
High-Yield Fund
  Investor Class                101               ABHIX          HighYld
--------------------------------------------------------------------------------
  Institutional Class           351               ACYIX          HighYld
--------------------------------------------------------------------------------
  A Class                       801               AHYVX          HighYld
--------------------------------------------------------------------------------
  B Class                       301               ACYBX          HighYld
--------------------------------------------------------------------------------
  C Class                       401               AHDCX          HighYld
--------------------------------------------------------------------------------
  R Class                       211               AHYRX          HighYld
--------------------------------------------------------------------------------

American Century Investment Services, Inc., Distributor

©2007 American Century Proprietary Holdings, Inc. All rights reserved.
The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-56681  0709

American Century Investment Trust

PROSPECTUS SUPPLEMENT

PRIME MONEY MARKET FUND

Supplement dated September 6, 2007 * Prospectus dated August 1, 2007

SPECIAL MEETING OF SHAREHOLDERS

At a Special Meeting of Shareholders held July 27, 2007, shareholders of the fund approved a change to the Advisor Class fee structure. The fee structure change will result in a decrease of 25 basis points (0.25%) in the Rule 12b-1 fee and a simultaneous increase of 25 basis points in the unified management fee, resulting in no change to the total expense ratio of the class. In addition, the fund's A Class will combine into the Advisor Class. The Advisor
Class will be renamed A Class.

THE FOLLOWING CHANGES ARE EFFECTIVE SEPTEMBER 4, 2007.

THE A CLASS AVERAGE ANNUAL TOTAL RETURNS TABLE ON PAGE 4 OF THE PROSPECTUS IS
DELETED. THE FOLLOWING REPLACES THE ADVISOR CLASS AVERAGE ANNUAL TOTAL RETURNS
TABLE ON PAGE 4 OF THE PROSPECTUS:

A CLASS(1)
FOR THE CALENDAR YEAR
ENDED DECEMBER 31, 2006              1 YEAR        5 YEARS      LIFE OF CLASS(2)
--------------------------------------------------------------------------------
Prime Money Market                   4.36%(3)      1.78%        2.91%
--------------------------------------------------------------------------------

(1)  PRIOR TO SEPTEMBER 4, 2007, THE A CLASS WAS REFERRED TO AS THE ADVISOR
     CLASS. PERFORMANCE PRIOR TO THAT DATE HAS BEEN RESTATED TO REFLECT THE A
     CLASS SALES CHARGE.

(2)  THE INCEPTION DATE FOR THE A CLASS IS AUGUST 28, 1998. ONLY CLASSES
     WITH PERFORMANCE HISTORY FOR LESS THAN 10 YEARS SHOW RETURNS FOR LIFE OF
     CLASS.

(3)  RETURN WOULD HAVE BEEN LOWER IF THE ADVISOR HAD NOT WAIVED A PORTION
     OF ITS MANAGEMENT FEE.

THE COLUMN FOR THE ADVISOR CLASS IS DELETED FROM THE SHAREHOLDER FEES TABLE ON
PAGE 5 OF THE PROSPECTUS.

THE ROW FOR THE ADVISOR CLASS IS DELETED FROM THE ANNUAL FUND OPERATING EXPENSES
TABLE ON PAGE 6 OF THE PROSPECTUS.

THE FOLLOWING REPLACES FOOTNOTES 2 AND 4 TO THE ANNUAL FUND OPERATING EXPENSES
TABLE ON PAGE 6 OF THE PROSPECTUS:

(2)  EFFECTIVE AUGUST 1, 2007, AMERICAN CENTURY WAIVED A PORTION OF THE
     FUND'S MANAGEMENT FEE. TAKING INTO ACCOUNT THIS WAIVER, THE Management Fee
     AND Total Annual Fund Operating Expenses FOR INVESTOR CLASS WILL BE 0.55%
     AND 0.57%; FOR A CLASS WILL BE 0.55% AND 0.82%; FOR B CLASS WILL BE 0.55%
     AND 1.57%; AND FOR C CLASS WILL BE 0.55% AND 1.32%, RESPECTIVELY. THIS FEE
     WAIVER IS VOLUNTARY AND MAY BE REVISED OR TERMINATED AT ANY TIME BY
     AMERICAN CENTURY WITHOUT NOTICE.

(4)  THE 12B-1 FEE IS DESIGNED TO PERMIT INVESTORS TO PURCHASE SHARES
     THROUGH BROKER-DEALERS, BANKS, INSURANCE COMPANIES AND OTHER FINANCIAL
     INTERMEDIARIES. THE FEE MAY BE USED TO COMPENSATE SUCH FINANCIAL
     INTERMEDIARIES FOR DISTRIBUTION AND OTHER SHAREHOLDER SERVICES. FOR MORE
     INFORMATION, SEE Multiple Class Information AND Service, Distribution and
     Administrative Fees, PAGE 24.

THE ROWS FOR THE ADVISOR CLASS ARE DELETED FROM THE EXAMPLE TABLES ON PAGE 7 OF
THE PROSPECTUS.

THE COLUMN FOR THE ADVISOR CLASS IS DELETED FROM THE MANAGEMENT FEES PAID TABLE
ON PAGE 11 OF THE PROSPECTUS.

THE FOLLOWING IS INSERTED AFTER THE FIRST PARAGRAPH OF THE FUND MANAGEMENT TEAM
SECTION ON PAGE 12 OF THE PROSPECTUS:

The individuals listed below are primarily responsible for the day-to-day management of the fund described in this prospectus.

THE FOLLOWING REPLACES THE FIRST PARAGRAPH UNDER INVESTING THROUGH A FINANCIAL
INTERMEDIARY ON PAGE 15 OF THE PROSPECTUS:

The fund's A and C Classes are intended for purchase by participants in employer-sponsored retirement plans. Additionally, the fund's A, B and C Classes are intended for persons purchasing shares through FINANCIAL INTERMEDIARIES that provide various administrative and distribution services. For more information regarding employer-sponsored retirement plan types, please see BUYING AND
SELLING FUND SHARES in the statement of additional information.

THE FOLLOWING REPLACES THE TABLE ON PAGE 15 OF THE PROSPECTUS:

A CLASS                           B CLASS
---------------------------------------------------------------------------------
Initial sales charge is waived    No initial sales charge
---------------------------------------------------------------------------------
Generally no contingent deferred  Contingent deferred sales charge
sales charge(1)                   on redemptions within six years
---------------------------------------------------------------------------------
12b-1 fee of 0.25%                12b-1 fee of 1.00%
---------------------------------------------------------------------------------
No conversion feature             Convert to A Class shares eight
                                  years after purchase
---------------------------------------------------------------------------------
Generally more appropriate        Purchases generally limited to investors
for long-term investors           whose aggregate investments in American Century
                                  funds are less than $50,000; generally offered
                                  through financial intermediaries(2)
---------------------------------------------------------------------------------

C CLASS
--------------------------------------------------------------------------------
No initial sales charge
--------------------------------------------------------------------------------
Contingent deferred sales charge on redemptions within 12 months
--------------------------------------------------------------------------------
12b-1 fee of 0.75%
--------------------------------------------------------------------------------
No conversion feature
--------------------------------------------------------------------------------
Purchases generally limited to investors whose aggregate investments in
American Century funds are less than $1,000,000; generally more appropriate for short-term investors
--------------------------------------------------------------------------------

(1)  A CONTINGENT DEFERRED SALES CHARGE (CDSC) OF 1.00% WILL BE CHARGED ON
     CERTAIN PURCHASES OF $1,000,000 OR MORE THAT ARE REDEEMED WITHIN ONE YEAR
     OF PURCHASE.

(2)  INVESTORS IN SIMPLE IRA PLANS, SEP IRA PLANS AND SARSEP PLANS
     ESTABLISHED PRIOR TO AUGUST 1, 2006, MAY MAKE ADDITIONAL PURCHASES. THIS
     CLASS IS NOT AVAILABLE FOR NEW EMPLOYER-SPONSORED RETIREMENT PLAN ACCOUNTS.

THE FOLLOWING REPLACES THE A CLASS SECTION ON PAGE 16 OF THE PROSPECTUS:

A Class Shares are sold at net asset value. However, if you purchase A Class shares of the fund by exchange from A Class shares of an American Century fund where the original purchase was $1,000,000 or greater, you may pay a contingent deferred sales charge (CDSC) of 1.00%. This CDSC will apply if the shares are redeemed within one year of the purchase date of the original fund and if an up-front sales charge was paid on the original purchase. If you purchase A Class shares of the fund directly, a sales charge will apply when you exchange into the A Class shares of another American Century fund.

THE FOLLOWING IS INSERTED AS THE LAST PARAGRAPH UNDER B CLASS ON PAGE 16 OF THE
PROSPECTUS:

American Century generally limits purchases of B Class shares to investors whose aggregate investments in American Century funds are less than $50,000. However, it is your responsibility to inform your financial intermediary and/or American
Century at the time of purchase of any accounts to be aggregated, including investments in any share class of any American Century fund (excluding 529 account assets and certain assets in money market accounts) in accounts held by you and your immediate family members (your spouse and children under the age of
21). Once you reach this limit, you should work with your financial intermediary to determine what share class is most appropriate for additional purchases.

THE FOLLOWING IS INSERTED AS THE LAST PARAGRAPH UNDER C CLASS ON PAGE 16 OF THE
PROSPECTUS:

American Century generally limits purchases of C Class shares to investors whose aggregate investments in American Century funds are less than $1,000,000.
However, it is your responsibility to inform your financial intermediary and/or
American Century at the time of purchase of any accounts to be aggregated, including investments in any share class of any American Century fund (excluding
529 account assets and certain assets in money market accounts) in accounts held by you and your immediate family members (your spouse and children under the age of 21). Once you reach this limit, you should work with your financial intermediary to determine what share class is most appropriate for additional purchases.

THE FOLLOWING REPLACES THE SECOND TO THE LAST BULLET UNDER THE CDSC WAIVERS
SECTION ON PAGE 17 OF THE PROSPECTUS:

*  IRA Rollovers from any American Century fund held in an employer-sponsored retirement plan, for A Class shares only

THE FOLLOWING REPLACES THE FIRST SENTENCE UNDER REINSTATEMENT PRIVILEGE ON PAGE
17 OF THE PROSPECTUS:

Within 90 days of a redemption of any A or B Class shares, you may reinvest all of the redemption proceeds in A Class shares of any American Century fund at the then-current net asset value without paying an initial sales charge.

THE FOLLOWING REPLACES THE FIRST SENTENCE UNDER EXCHANGING SHARES ON PAGE 17 OF
THE PROSPECTUS:

You may exchange shares of the fund for shares of the same class of another
American Century fund without a sales charge if you meet the following criteria:

THE FOLLOWING REPLACES THE FIRST PARAGRAPH UNDER MULTIPLE CLASS INFORMATION ON
PAGE 24 OF THE PROSPECTUS:

American Century offers the following classes of shares of the fund: Investor
Class, A Class, B Class and C Class.

THE FOLLOWING REPLACES THE FIRST PARAGRAPH OF THE SERVICE, DISTRIBUTION AND
ADMINISTRATIVE FEES SECTION ON PAGE 24 OF THE PROSPECTUS:

Service, Distribution and Administrative Fees

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. Each class, except the Investor Class, offered by this prospectus has a 12b-1 plan. The plans provide for the fund to pay annual fees of 0.25% for
A Class and 1.00% for B and C Class to the distributor for distribution and individual shareholder services, including past distribution services. The distributor pays all or a portion of such fees to the financial intermediaries that make the classes available. Because these fees may be used to pay for services that are not related to prospective sales of the fund, each class will continue to make payments under its plan even if it is closed to new investors.
Because these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges. The higher fees for B and C Class shares may cost you more over time than paying the initial sales charge for A Class shares.
For additional information about the plans and their terms, see MULTIPLE CLASS
STRUCTURE in the statement of additional information.

THE FINANCIAL HIGHLIGHTS ON PAGE 28 OF THE PROSPECTUS ARE DELETED.

IN THE FINANCIAL HIGHLIGHTS ON PAGE 31 OF THE PROSPECTUS THE REFERENCES TO
ADVISOR CLASS SHOULD BE REPLACED WITH A CLASS.

THE FOLLOWING REPLACES THE TABLE ON THE BACK COVER OF THE PROSPECTUS:

FUND REFERENCE                 FUND CODE        TICKER        NEWSPAPER LISTING
--------------------------------------------------------------------------------
Prime Money Market Fund
  Investor Class                 921              BPRXX         AmC Prime
--------------------------------------------------------------------------------
  A Class                        821              ACAXX         AmC Prime
--------------------------------------------------------------------------------
  B Class                        303              BPMXX         AmC Prime
--------------------------------------------------------------------------------
  C Class                        421              ARCXX         AmC Prime
--------------------------------------------------------------------------------

American Century Investment Services, Inc., Distributor

©2007 American Century Proprietary Holdings, Inc. All rights reserved.
The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-56682  0709